LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES

At March 31, 2026 and March 31, 2025, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	March 31, 2026	March 31, 2025
	$	$
Within one year	13,018	10,739